Nov. 30, 2017

American Grown Fund, Inc.

American Growth Fund Series One

Supplement dated May 21, 2018, to the Prospectus dated November 30, 2017

This Supplement replaces certain information contained in the Prospectus of American Growth Fund Series One dated November 30, 2017.

Effective immediately, the table that follows the bar chart in the section titled “Risk/Return Bar Chart and Table” is deleted and replaced with the following:

Average annual total returns for the periods ended December 31, 2016	One Year	Five Years	Ten Years

Class A Return before taxes*	4.31%	11.75%	2.40%
Class B Return before taxes*	4.94%	12.03%	2.85%**
Class C Return before taxes*	8.76%	12.26%	2.26%
Class D Return before taxes*	4.29%	11.99%	2.71%
Class D Return after taxes on Distributions	4.29%	11.99%	2.71%
Class D Return after taxes on Distributions and Sale of Fund Shares	2.28%	9.82%	2.12%
Standard and Poor’s 500 Index (reflects no deduction for fees expenses, or taxes)	11.96%	14.66%	6.95%

* Assumes redemption at end of time period.
** After seven years Class B Shares convert to Class A Shares. The ten year return for Class B reflects the first seven year returns for Class B and the remaining 3 years as Class A.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.